Notes Payable, Net	9 Months Ended
Sep. 30, 2025
Notes Payable, Net
Notes Payable, Net

8. Notes Payable, Net

	AS OF SEPTEMBER 30,		AS OF DECEMBER 31,
(IN THOUSANDS)	2025		2024
	AMOUNT	INTEREST	AMOUNT	INTEREST
	OUTSTANDING	RATE	OUTSTANDING	RATE
Senior unsecured bond due 2026	$300,000	6.00%	$300,000	6.00%
Senior unsecured bond due 2029	400,000	9.50%	400,000	9.50%
Senior unsecured bond due 2030	500,000	8.25%	—	—
Revolving credit facility	—	7.31%	508,146	7.51%
Total	$1,200,000	8.10%	$1,208,146	7.79%
Unamortized debt issuance costs	(17,416)		(13,420)
Notes Payable, net	$1,182,584		$1,194,726

On August 4, 2021, the Company completed an offering of $300.0 million aggregate principal amount of 6.000% senior notes due 2026 (the “2026 Notes”) under an indenture (the “2026 Notes Indenture”), dated as of August 4, 2021, among the Company, the guarantors party thereto and U.S. Bank Trust Company, National Association (as successor to U.S. Bank National Association), as trustee. The 2026 Notes are general senior unsecured obligations of the Company and are guaranteed by certain of the Company’s wholly-owned domestic restricted subsidiaries. Interest on the 2026 Notes is payable semi-annually on February 15 and August 15 of each year, commencing on February 15, 2022. The 2026 Notes mature on August 15, 2026. On and after August 15, 2023, the 2026 Notes may be redeemed, at the Company’s option, in whole or in part, at any time and from time to time, at the redemption prices set forth below. The 2026 Notes will be redeemable at the redemption prices (expressed as percentages of principal amount of the 2026 Notes to be redeemed) set forth below plus accrued and unpaid interest thereon, if any, to but excluding the applicable redemption date, subject to the right of holders of the 2026 Notes on the relevant record date to receive interest due on the relevant interest payment date, if redeemed during the 12-month period beginning on August 15 of each of the years indicated below:

PERCENTAGE
DATES	OF PRINCIPLE
2025 and thereafter	100.000%

The 2026 Notes Indenture contains covenants that limit the Company’s ability and the ability of the Company’s restricted subsidiaries to, among other things: (i) incur or guarantee additional debt; (ii) incur certain liens; (iii) make certain investments; (iv) create restrictions on the payment of dividends or other amounts from the Company’s restricted subsidiaries that are not guarantors under the 2026 Notes Indenture; (v) enter into certain transactions with affiliates (vi) sell certain assets, including capital stock of the Company’s subsidiaries; (vii) designate the Company’s subsidiaries as unrestricted subsidiaries; and (viii) pay dividends, redeem or repurchase capital stock or make other restricted payments.

The 2026 Notes incurred issuance costs of $6.9 million, including legal expenses and origination fees, which reduces the carrying amount of the 2026 Notes. These costs were capitalized at the time of issuance and are being amortized to interest expense over the 5-year term of the 2026 Notes. At September 30, 2025, the unamortized balance of the deferred debt issuance costs was $1.1 million.

On February 28, 2022, the Company amended its credit agreement entered into on May 21, 2021 (the “Credit Agreement”) to include a new $150.0 million Canadian sub-facility to go alongside the $35.0 million UK sub-facility.

On April 26, 2023, the Company amended and extended its Credit Agreement to an aggregate commitment of $600 million with a 5-year maturity of April 26, 2028.

On September 29, 2023, the Company amended its Credit Agreement to an aggregate commitment of $750 million and modified its sub-facility limits to $85 million for the Canadian sub-facility and $50 million for the U.K. sub-facility.

The Credit Agreement contains five financial covenants:

▪	The Maximum Senior Leverage Ratio to not exceed 2.50 to 1.00
▪	The Maximum Leverage Ratio to not exceed 3.25 to 1.00
▪	The Minimum Fixed Charge Coverage Ratio of not less than 1.25 to 1.00
▪	Minimum Tangible Net Worth not to be less than a starting value plus 50% of each subsequent quarter’s Net Income
▪	Minimum Actual Collections where the Company must collect at least 85% of the projected collections over the trailing twelve-month period.

On February 2, 2024, the Company completed an offering of $400.0 million aggregate principal amount of 9.500% senior notes due 2029 (the “2029 Notes”) under an indenture (the “2029 Notes Indenture”), dated as of February 2, 2024, among the Company, the guarantors party thereto and U.S. Bank Trust Company, National Association, as trustee. The 2029 Notes are general senior unsecured obligations of the Company and are guaranteed by certain of the Company’s wholly-owned domestic restricted subsidiaries. Interest on the 2029 Notes is payable semi-annually on February 15 and August 15 of each year, commencing on August 15, 2024. The 2029 Notes mature on February 15, 2029. At any time and from time to time prior to February 15, 2026, the 2029 Notes may be redeemed at the Company’s option, in whole or in part, at a redemption price equal to 100% of the principal amount of the 2029 Notes redeemed, plus accrued and unpaid interest thereon, if any, to but excluding the applicable date of redemption, subject to the rights of holders of 2029 Notes on the relevant record date to receive interest due on the relevant interest payment date, plus the applicable premium as of the applicable redemption date. On and after February 15, 2026, the 2029 Notes may be redeemed, at the Company’s option, in whole or in part, at any time and from time to time, at the redemption prices set forth below. The 2029 Notes will be redeemable at the redemption prices (expressed as percentages of principal amount of the 2029 Notes to be redeemed) set forth below plus accrued and unpaid interest thereon, if any, to but excluding the applicable redemption date, subject to the right of holders of the 2029 Notes on the relevant record date to receive interest due on the relevant interest payment date, if redeemed during the 12-month period beginning on February 15 of each of the years indicated below:

PERCENTAGE
DATES	OF PRINCIPLE
2026	104.750%
2027	102.375%
2028 and thereafter	100.000%

The 2029 Notes Indenture contains covenants that limit the Company’s ability and the ability of the Company’s restricted subsidiaries to, among other things: (i) incur or guarantee additional debt; (ii) incur certain liens; (iii) make certain investments; (iv) create restrictions on the payment of dividends or other amounts from the Company’s restricted subsidiaries that are not guarantors under the 2029 Notes Indenture; (v) enter into certain transactions with affiliates; (vi) merge or consolidate with another person, or sell or otherwise dispose of all or substantially all of the Company’s assets; (vii) sell certain assets, including capital stock of the Company’s subsidiaries; (viii) designate the Company’s subsidiaries as unrestricted subsidiaries; and (ix) pay dividends, redeem or repurchase capital stock or make other restricted payments.

The 2029 Notes incurred issuance costs of $6.8 million, including legal expenses and origination fees, which reduce the carrying amount of the 2029 Notes. These costs were capitalized at the time of issuance and are being amortized to interest expense over the 5-year term of the 2029 Notes. At September 30, 2025, the unamortized balance of the deferred debt issuance costs was $4.6 million.

On November 13, 2024, the Company amended its Credit Agreement to an aggregate commitment of $825 million through the exercise of its accordion feature and modified its sub-facility limits to $110 million for the Canadian sub-facility and $665 million for the U.S. sub-facility.

On May 2, 2025, Jefferson Capital Holdings, LLC completed an offering of $500.0 million aggregate principal amount of 8.250% senior notes due 2030 (the “2030 Notes”) under an indenture (the “2030 Notes Indenture”), dated as of May 2, 2025, among Jefferson Capital Holdings, LLC, the guarantors party thereto and U.S. Bank Trust Company, National Association, as trustee. The 2030 Notes are general senior unsecured obligations of Jefferson Capital Holdings, LLC and are guaranteed by certain of Jefferson Capital Holdings, LLC’s wholly-owned domestic restricted subsidiaries. Interest on the 2030 Notes is payable semi-annually on May 15 and November 15 of each year, commencing on November 15, 2025. The 2030 Notes mature on May 15, 2030.

At any time and from time to time prior to May 15, 2027, the 2030 Notes may be redeemed at Jefferson Capital Holdings, LLC’s option, in whole or in part, at a redemption price equal to 100% of the principal amount of the 2030 Notes redeemed, plus accrued and unpaid interest thereon, if any, to but excluding the applicable date of redemption, subject to the rights of holders of 2030 Notes on the relevant record date to receive interest due on the relevant interest payment date, plus the applicable premium as of the applicable redemption date. On and after May 15, 2027, the 2030 Notes may be redeemed, at Jefferson Capital Holdings, LLC’s option, in whole or in part, at any time and from time to time, at the redemption prices set forth below. The 2030 Notes will be redeemable at the redemption prices (expressed as percentages of principal amount of the 2030 Notes to be redeemed) set forth below plus accrued and unpaid interest thereon, if any, to but excluding the applicable redemption date, subject to the right of holders of the 2030 Notes on the relevant record date to receive interest due on the relevant interest payment date, if redeemed during the 12-month period beginning on May 15 of each of the years indicated below:

PERCENTAGE
DATES	OF PRINCIPLE
2027	104.125%
2028	102.063%
2029 and thereafter	100.000%

The 2030 Notes Indenture contains covenants that limit Jefferson Capital Holdings, LLC’s ability and the ability of Jefferson Capital Holdings, LLC’s restricted subsidiaries to, among other things: (i) incur or guarantee additional debt; (ii) incur certain liens; (iii) make certain investments; (iv) create restrictions on the payment of dividends or other amounts from Jefferson Capital Holdings, LLC’s restricted subsidiaries that are not guarantors under the 2030 Notes Indenture; (v) enter into certain transactions with affiliates; (vi) merge or consolidate with another person, or sell or otherwise dispose of all or substantially all of Jefferson Capital Holdings, LLC’s assets; (vii) sell certain assets, including capital stock of Jefferson Capital Holdings, LLC’s subsidiaries; (viii) designate Jefferson Capital Holdings, LLC’s subsidiaries as unrestricted subsidiaries; and (ix) pay dividends, redeem or repurchase capital stock or make other restricted payments.

The 2030 Notes incurred issuance costs of $8.0 million, including legal expenses and origination fees, which reduce the carrying amount of the 2030 Notes. These costs were capitalized at the time of issuance and are being amortized over the 5-year term of the 2030 Notes. At September 30, 2025, the unamortized balance of the capitalized deferred debt costs was $7.4 million.

Components of interest expense for the nine months ended September 30, 2025, and 2024 (in thousands):

	FOR THE THREE MONTHS ENDED		FOR THE NINE MONTHS ENDED
	SEPTEMBER 30,		SEPTEMBER 30,
	2025	2024	2025	2024
Interest expense	$24,945	$18,662	$73,168	$52,045
Amortization of debt issuance costs	1,522	1,091	4,016	3,142
Total Interest Expense	$26,467	$19,753	$77,184	$55,187

As of September 30, 2025, the outstanding balances of notes payable were $1,182.6 million with a weighted average interest rate of 8.10%. In comparison, as of September 30, 2024, the outstanding balances of notes payable were $948.0 million with a weighted average interest rate of 7.97%.

The Company incurred costs related to the issuance and origination of its notes payable which are deferred and recorded net of the debt balance and amortized to interest expense over the life of the debt on an effective interest method. The unamortized debt issuance costs related to the notes payable were $17.4 million and $14.1 million as of September 30, 2025, and 2024, respectively.

As of September 30, 2025, the Company was in compliance with all the financial covenants of its notes payable.